Cover Document	Dec. 31, 2023	Feb. 28, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Feb. 28, 2023
Entity Registrant Name		Luna Innovations Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	000-52008
Entity Tax Identification Number	54-1560050
Entity Address, Address Line One		301 1st Street SW
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Roanoke
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		24011
City Area Code		540
Local Phone Number		769-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	LUNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0001239819
Current Fiscal Year End Date		--12-31
Amendment Flag		false